Quarterly Report
March 31, 2025
MFS®  International Equity Fund
IIE-Q3

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 2.6%
MTU Aero Engines Holding AG	461,818	$159,946,226
Rolls-Royce Holdings PLC (a)	50,272,039	486,392,409
		$646,338,635
Airlines – 1.3%
Ryanair Holdings PLC, ADR	8,020,906	$339,845,787
Alcoholic Beverages – 3.0%
Carlsberg Group	2,682,558	$341,682,995
Diageo PLC	7,643,167	199,385,666
Pernod Ricard S.A.	2,116,208	210,205,096
		$751,273,757
Apparel Manufacturers – 3.8%
Compagnie Financiere Richemont S.A.	3,082,754	$538,327,797
LVMH Moet Hennessy Louis Vuitton SE	658,098	410,865,504
		$949,193,301
Automotive – 1.9%
Compagnie Generale des Etablissements Michelin	6,075,539	$213,191,948
DENSO Corp.	21,787,000	270,310,259
		$483,502,207
Brokerage & Asset Managers – 4.1%
Deutsche Boerse AG	2,179,872	$642,484,252
London Stock Exchange Group PLC	2,652,652	393,366,631
		$1,035,850,883
Business Services – 4.6%
Compass Group PLC	18,483,011	$610,224,222
Experian PLC	9,205,667	426,659,334
Tata Consultancy Services Ltd.	2,864,185	120,366,879
		$1,157,250,435
Computer Software – 4.8%
Check Point Software Technologies Ltd. (a)	1,397,840	$318,595,693
Dassault Systemes SE	4,226,470	161,062,121
SAP SE	2,782,598	738,755,212
		$1,218,413,026
Computer Software - Systems – 8.1%
Amadeus IT Group S.A.	4,953,785	$379,624,212
Capgemini	2,441,886	365,148,134
Hitachi Ltd.	27,133,900	628,179,043
Samsung Electronics Co. Ltd.	3,187,675	126,237,457
Sony Group Corp.	21,418,000	545,548,510
		$2,044,737,356
Construction – 1.6%
Compagnie de Saint-Gobain S.A.	4,145,062	$412,028,307
Consumer Products – 2.0%
Beiersdorf AG	3,164,279	$409,628,171
Kose Corp.	2,173,700	90,142,103
		$499,770,274

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.8%
Legrand S.A.	2,122,772	$224,768,143
Mitsubishi Electric Corp.	18,538,000	338,474,914
Schneider Electric SE	2,835,667	656,408,554
		$1,219,651,611
Electronics – 2.7%
Hoya Corp.	884,800	$99,809,296
Kyocera Corp. (l)	14,059,400	158,438,713
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,578,446	428,022,036
		$686,270,045
Energy - Integrated – 2.7%
Eni S.p.A.	17,785,108	$274,681,598
Galp Energia SGPS S.A., “B”	10,228,087	179,853,923
Suncor Energy, Inc.	5,929,452	229,588,315
		$684,123,836
Food & Beverages – 2.4%
Nestle S.A.	6,017,798	$608,564,791
Food & Drug Stores – 1.8%
Seven & I Holdings Co. Ltd.	16,274,400	$236,514,412
Tesco PLC	53,123,843	228,227,583
		$464,741,995
Insurance – 5.4%
AIA Group Ltd.	46,824,889	$353,959,231
Intact Financial Corp.	915,086	186,959,755
Prudential PLC	15,536,250	167,619,491
Sompo Holdings, Inc. (l)	5,458,500	165,467,322
Zurich Insurance Group AG	680,736	474,837,367
		$1,348,843,166
Leisure & Toys – 2.4%
NetEase, Inc.	11,786,300	$242,911,580
Tencent Holdings Ltd.	5,872,700	374,281,994
		$617,193,574
Machinery & Tools – 1.7%
Daikin Industries Ltd.	2,583,500	$280,483,756
SMC Corp.	411,700	146,496,572
		$426,980,328
Major Banks – 6.9%
DBS Group Holdings Ltd.	10,390,826	$356,607,487
ING Groep N.V.	22,442,281	439,343,927
Sumitomo Mitsui Financial Group, Inc.	11,958,000	305,118,418
Toronto-Dominion Bank	3,927,227	235,325,239
UBS Group AG	13,349,938	409,063,588
		$1,745,458,659
Medical Equipment – 4.7%
EssilorLuxottica	1,395,707	$401,523,958
Olympus Corp.	15,751,400	206,889,077
QIAGEN N.V.	4,759,960	188,764,199
Sonova Holding AG	534,423	155,785,653
Terumo Corp.	11,924,200	223,875,465
		$1,176,838,352

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 0.7%
Rio Tinto PLC	2,942,021	$175,881,279
Natural Gas - Distribution – 1.6%
ENGIE S.A.	20,218,622	$394,288,312
Other Banks & Diversified Financials – 6.2%
AIB Group PLC	38,442,351	$249,540,757
Edenred	6,775,745	221,093,488
HDFC Bank Ltd.	14,088,192	300,077,480
Intesa Sanpaolo S.p.A.	86,270,187	444,158,297
Julius Baer Group Ltd.	2,208,084	152,521,087
KBC Group N.V.	2,110,522	193,026,827
		$1,560,417,936
Pharmaceuticals – 7.1%
Merck KGaA	2,563,608	$350,938,914
Novartis AG	4,461,017	496,232,675
Novo Nordisk A.S., “B”	4,638,961	321,537,339
Roche Holding AG	1,867,209	613,943,034
		$1,782,651,962
Printing & Publishing – 1.8%
RELX PLC	9,068,883	$455,541,295
Railroad & Shipping – 1.0%
Canadian National Railway Co.	2,538,915	$247,442,656
Specialty Chemicals – 6.4%
Air Liquide S.A.	3,838,839	$730,537,684
FUJIFILM Holdings Corp.	10,018,910	191,806,031
Linde PLC	584,935	272,369,133
Shin-Etsu Chemical Co. Ltd.	9,456,700	269,427,410
Sika AG	617,047	149,464,676
		$1,613,604,934
Specialty Stores – 0.6%
ZOZO, Inc. (l)	16,535,400	$158,858,187
Total Common Stocks		$24,905,556,886
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.35% (v)	146,109,823	$146,124,434

Other Assets, Less Liabilities – 0.7%		165,741,400
Net Assets – 100.0%		$25,217,422,720
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $146,124,434 and $24,905,556,886, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$394,288,312	$4,006,832,937	$—	$4,401,121,249
Japan	90,142,103	4,225,697,385	—	4,315,839,488
Switzerland	—	3,598,740,668	—	3,598,740,668
United Kingdom	486,392,409	2,656,905,501	—	3,143,297,910
Germany	699,649,339	1,790,867,635	—	2,490,516,974
Canada	899,315,965	—	—	899,315,965
Italy	—	718,839,895	—	718,839,895
Denmark	—	663,220,334	—	663,220,334
China	—	617,193,574	—	617,193,574
Other Countries	1,358,832,649	2,698,638,180	—	4,057,470,829
Investment Companies	146,124,434	—	—	146,124,434
Total	$4,074,745,211	$20,976,936,109	$—	$25,051,681,320
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At March 31, 2025, the value of securities loaned was $149,922,777. These loans were collateralized by U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $158,098,631.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$293,041,178	$3,681,187,210	$3,828,166,778	$89,539	$(26,715)	$146,124,434
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,680,079	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2025, are as follows:
France	17.5%
Japan	17.1%
Switzerland	14.3%
United Kingdom	12.5%
Germany	9.9%
Canada	3.6%
Italy	2.9%
Denmark	2.6%
China	2.4%
Other Countries	17.2%